Vessels, containers, handling equipment and other tangible assets - Components and Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,536,024	$ 1,212,781
Ending balance	4,392,554	1,536,024
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,757,900	2,170,558
Additions	2,665,449	484,179
Disposals	(31,412)	(25,580)
Reclass from Assets Held for Sale		50,667
Lease Modifications and terminations	860,090	77,365
Effect of movements in exchange rates	(95)	711
Ending balance	6,251,932	2,757,900
Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,221,876	957,777
Depreciation	769,673	304,219
Disposals	(26,793)	(18,933)
Reclass from Assets Held for Sale		38,721
Lease Modifications and terminations	(2,599)	(60,479)
Effect of movements in exchange rates	(307)	571
Ending balance	1,961,850	1,221,876
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	948,004	717,941
Ending balance	2,932,890	948,004
Vessels | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,595,576	1,178,983
Additions	1,778,483	284,874
Reclass from Assets Held for Sale		50,667
Lease Modifications and terminations	818,134	81,052
Ending balance	4,192,193	1,595,576
Vessels | Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	647,572	461,042
Depreciation	611,731	188,890
Reclass from Assets Held for Sale		38,721
Lease Modifications and terminations		(41,081)
Ending balance	1,259,303	647,572
Containers and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	520,887	425,738
Ending balance	1,288,245	520,887
Containers and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	983,284	828,898
Additions	862,336	182,521
Disposals	(15,500)	(22,820)
Lease Modifications and terminations	40,297	(5,315)
Ending balance	1,870,417	983,284
Containers and equipment | Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	462,397	403,160
Depreciation	133,426	94,415
Disposals	(11,052)	(16,264)
Lease Modifications and terminations	(2,599)	(18,914)
Ending balance	582,172	462,397
Computer systems and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,864	11,868
Ending balance	11,871	12,864
Computer systems and communication equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	60,490	53,583
Additions	5,447	3,372
Disposals	(14,687)	(588)
Lease Modifications and terminations	752	3,787
Effect of movements in exchange rates	(28)	336
Ending balance	51,974	60,490
Computer systems and communication equipment | Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	47,626	41,715
Depreciation	7,132	6,479
Disposals	(14,669)	(588)
Effect of movements in exchange rates	14	20
Ending balance	40,103	47,626
Others
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	54,269	57,234
Ending balance	57,076	54,269
Others | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	118,550	109,094
Additions	19,183	13,412
Disposals	(1,225)	(2,172)
Lease Modifications and terminations	907	(2,159)
Effect of movements in exchange rates	(67)	375
Ending balance	137,348	118,550
Others | Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	64,281	51,860
Depreciation	17,384	14,435
Disposals	(1,072)	(2,081)
Lease Modifications and terminations		(484)
Effect of movements in exchange rates	(321)	551
Ending balance	80,272	64,281
Payments on account, net of vessels
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	24,958
Payments on account, net of containers
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	77,514
Payments on account, net of total | Depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	102,472
Total of Vessels and payments on account
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	948,004
Ending balance	2,957,848	948,004
Total of Containers and equipment and Payments on account
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	520,887
Ending balance	1,365,759	520,887
Total Computer systems and communication equipment, and Other property and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	67,133	69,102
Ending balance	$ 68,947	$ 67,133